Note 15 - Voyage, Vessel Operating Expenses and Commissions (Details) - Commission Consisted of Commissions Charged (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Commissions	$ 1,936,381	$ 2,673,703	$ 2,972,967
Third Parties (Member)
Segment Reporting Information [Line Items]
Commissions	1,461,915	2,032,599	2,206,663
Related Parties (Member)
Segment Reporting Information [Line Items]
Commissions	$ 474,466	$ 641,104	$ 766,304